UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  03/31/2006
Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings
                                       entries.
Institutional Investment Manager Filing this Report:

Name:       Southeastern Asset Management, Inc.
Address:    6410 Poplar Avenue, Suite 900
            Memphis, Tennessee  38119

Form 13F File Number:  28-1399

The institutional investment manager filing this report and the person signing the report hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered to be integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Randy D. Holt
Title:     Vice President and Secretary
Phone:     901-818-5100

Signature, Place, and Date of Signing:

Randy D. Holt          Memphis, Tennessee            05/12/2006
Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

None

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                              1

Form 13F Information Table Entry Total:                        109

Form 13f Information Table Value Total:                   25609454
                                                      (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.       Form 13F File Number         Name

     01        28-N/A                       Longleaf Partners Funds Trust,
                                            an investment company registered
                                            under the Investment Company Act
                                            of 1940 (File # 811-4923) on behalf
                                            of one or more of its three series:
                                            Longleaf Partners Fund
                                            Longleaf Partners Small-Cap Fund
                                            Longleaf Partners International Fund

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Anheuser-Busch Companies, Inc. COM              035229103   343234  8025100 SH       SOLE                  6912100           1113000
                                                            338430  7912800 SH       DEFINED 01            7912800
                                                               470    11000 SH       OTHER                   11000
Aon Corp                       COM              037389103  1099085 26477600 SH       SOLE                 22184600           4293000
                                                            607167 14627000 SH       DEFINED 01           14627000
                                                              1038    25000 SH       OTHER                   25000
Cemex SA - ADR                 COM              151290889  1005114 15396960 SH       SOLE                 13261981           2134979
                                                            736166 11277059 SH       DEFINED 01           11277059
                                                               759    11625 SH       OTHER                   11625
Comcast Corp Cl A              COM              20030N101   128826  4924530 SH       SOLE                  3845699           1078831
                                                             43661  1668996 SH       DEFINED 01            1668996
                                                                34     1294 SH       OTHER                    1294
Comcast Corp Special Cl A      COM              20030N200   696164 26652532 SH       SOLE                 23444532           3208000
                                                            359922 13779563 SH       DEFINED 01           13779563
                                                               588    22500 SH       OTHER                   22500
DIRECTV Group, Inc.            COM              25459L106   986435 60148469 SH       SOLE                 52016335           8132134
                                                            467571 28510400 SH       DEFINED 01           28510400
                                                               695    42408 SH       OTHER                   42408
Dell, Inc.                     COM              24702R101  1307472 43933873 SH       SOLE                 38142874           5790999
                                                            828836 27850672 SH       DEFINED 01           27850672
                                                               952    32000 SH       OTHER                   32000
Discovery Holding Company      COM              25468Y107   171158 11410510 SH       SOLE                 10206610           1203900
                                                            243860 16257344 SH       DEFINED 01           16257344
                                                                91     6100 SH       OTHER                    6100
Everest Re Group Ltd.          COM              G3223R108   198533  2126300 SH       SOLE                  1942300            184000
                                                            132753  1421800 SH       DEFINED 01            1421800
FedEx Corp.                    COM              31428X106   447344  3960900 SH       SOLE                  3213900            747000
                                                            493774  4372000 SH       DEFINED 01            4372000
                                                               738     6533 SH       OTHER                    6533
First Horizon National Corp    COM              320517105     1000    24000 SH       SOLE                    24000
General Motors                 COM              370442105   560684 26360300 SH       SOLE                 22377600           3982700
                                                            302885 14240000 SH       DEFINED 01           14240000
                                                               447    21000 SH       OTHER                   21000
Hasbro Inc                     COM              418056107    95366  4519700 SH       SOLE                  3656100            863600
                                                             82670  3918000 SH       DEFINED 01            3918000
Hilb, Rogal & Hobbs Co.        COM              431294107     3009    73000 SH       SOLE                                      73000
                                                            145358  3526400 SH       DEFINED 01            3526400
Hollinger International, Inc.  COM              435569108      199    23700 SH       SOLE                                      23700
                                                             12396  1479200 SH       DEFINED 01            1479200
IHOP Corp.                     COM              449623107    23443   489000 SH       SOLE                   287000            202000
                                                            142770  2978100 SH       DEFINED 01            2978100
Jacuzzi Brands, Inc.           COM              469865109    36182  3680800 SH       SOLE                  2532500           1148300
                                                            143614 14609800 SH       DEFINED 01           14609800
Knight Ridder                  COM              499040103   165743  2622100 SH       SOLE                  2167400            454700
                                                            146900  2324000 SH       DEFINED 01            2324000
                                                               316     5000 SH       OTHER                    5000
Koninklijke Philips Electronic COM              500472303   947318 28152100 SH       SOLE                 24050100           4102000
                                                            168419  5005034 SH       DEFINED 01            5005034
                                                               841    25000 SH       OTHER                   25000
Level 3 Communications         COM              52729N100   235721 45505918 SH       SOLE                 40611350           4894568
                                                            560612 108226271SH       DEFINED 01          108226271
Liberty Media Corporation      COM              530718105   963533 117360900SH       SOLE                102545900          14815000
                                                            438163 53369448 SH       DEFINED 01           53369448
                                                               764    93000 SH       OTHER                   93000
Millea Holdings, Inc. ADR      COM              60032R106   221259  2245600 SH       SOLE                  1727000            518600
Molson Coors Brewing Co        COM              60871R209   130707  1904800 SH       SOLE                  1797800            107000
                                                            279325  4070600 SH       DEFINED 01            4070600
NTT Docomo, Inc. ADR           COM              62942M201    51213  3467400 SH       SOLE                  2958400            509000
Nestle S A ADR                 COM              641069406    11311   152780 SH       SOLE                   152780
News Corp Inc.                 COM              65248E203    54137  3082996 SH       SOLE                  3082996
                                                            158764  9041240 SH       DEFINED 01            9041240
Odyssey Re Holdings Corp       COM              67612W108    38548  1776400 SH       SOLE                  1170400            606000
                                                             18310   843800 SH       DEFINED 01             843800
PepsiAmericas. Inc.            COM              71343P200    22746   930300 SH       SOLE                   838300             92000
                                                            128678  5262900 SH       DEFINED 01            5262900
Pioneer Natural Resources Co.  COM              723787107   217020  4904400 SH       SOLE                  3931300            973100
                                                            526425 11896600 SH       DEFINED 01           11896600
                                                               398     9000 SH       OTHER                    9000
Potlatch Holdings, Inc.        COM              737630103      482    11245 SH       SOLE                                      11245
                                                             32832   766375 SH       DEFINED 01             766375
Ruddick Corp.                  COM              781258108      632    26000 SH       SOLE                                      26000
                                                             98934  4069700 SH       DEFINED 01            4069700
Saks, Inc.                     COM              79377W108   286667 14853200 SH       SOLE                 12620300           2232900
                                                              2308   119600 SH       DEFINED 01             119600
Service Corporation Internatio COM              817565104     2051   263000 SH       SOLE                                     263000
                                                            134198 17204900 SH       DEFINED 01           17204900
Shaw Communications, Inc. Clas COM              82028K200   138159  5778300 SH       SOLE                  4758800           1019500
                                                            395127 16525600 SH       DEFINED 01           16525600
Sprint Nextel Corp             COM              852061100   639966 24766500 SH       SOLE                 21327500           3439000
                                                            353057 13663200 SH       DEFINED 01           13663200
                                                               672    26000 SH       OTHER                   26000
Telephone & Data Systems, Inc. COM              879433100   126527  3208100 SH       SOLE                  2684300            523800
                                                             60375  1530800 SH       DEFINED 01            1530800
                                                               237     6000 SH       OTHER                    6000
Telephone & Data Systems, Inc. COM              879433860   442303 11716637 SH       SOLE                  9634300           2082337
                                                            213899  5666200 SH       DEFINED 01            5666200
                                                               226     6000 SH       OTHER                    6000
USI Holdings Corporation       COM              90333H101      815    50500 SH       SOLE                                      50500
                                                             38471  2385076 SH       DEFINED 01            2385076
Vail Resorts, Inc.             COM              91879Q109    31230   817117 SH       DEFINED 01             817117
Vivendi ADR                    COM              92851S204   551799 16134484 SH       SOLE                 13208584           2925900
                                                            139132  4068200 SH       DEFINED 01            4068200
                                                               923    27000 SH       OTHER                   27000
Walt Disney Company            COM              254687106  1051662 37707500 SH       SOLE                 32455000           5252500
                                                            514989 18465000 SH       DEFINED 01           18465000
                                                               809    29000 SH       OTHER                   29000
Willis Group Holdings Ltd      COM              G96655108   184010  5371000 SH       SOLE                  5026000            345000
                                                            208952  6099000 SH       DEFINED 01            6099000
Yum! Brands, Inc.              COM              988498101   538514 11021562 SH       SOLE                  9504500           1517062
                                                            600880 12298000 SH       DEFINED 01           12298000
                                                               684    14000 SH       OTHER                   14000
Fairfax Financial Holdings Ltd COM              303901102   202810  1904980 SH       SOLE                  1677980            227000
                                                            191208  1796000 SH       DEFINED 01            1796000
Level 3 Communications Convert CONV             52729NBE9   249988 160764000PRN      SOLE                134758000          26006000
                                                            345333 222079000PRN      DEFINED 01          222079000
Level 3 Communications, Inc. C CONV             52729NAG5    15789 18630000 PRN      SOLE                  9950000           8680000
                                                             89804 105964000PRN      DEFINED 01          105964000
Level 3 Communications, Inc. C CONV             52729NAS9    36362 45810000 PRN      SOLE                 38760000           7050000
                                                              8572 10800000 PRN      DEFINED 01           10800000